37. Insurance (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
Operating risks [Member]
InsuranceLineItems [Line Items]
Amount of insured assets	R$ 37,705,747
General Third Party Liability [Member]
InsuranceLineItems [Line Items]
Amount of insured assets	R$ 80,000
Vehicles (Executive and Operational Fleets) [Member]
InsuranceLineItems [Line Items]
Description of insured assets	R$1,000 for civil liability optional (property damages and personal injury) and R$100 for moral damages